Other short-term borrowings (Parenthetical) (Detail)	Dec. 31, 2014	Dec. 31, 2013
Short-term Debt [Line Items]
Federal Home Loan Bank Advances General Debt Obligations Disclosures Interest Rate Range From	0.39%	0.44%
Federal Home Loan Bank Advances General Debt Obligations Disclosures Interest Rate Range To	0.39%	0.44%